UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
MUNICIPAL BONDS AND NOTES (94.1%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (6.8%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5s, 12/1/22	Aa1	$75,000	$90,170

AZ State COP, Ser. A, AGM, 5 1/4s, 10/1/20	AA	50,000	57,685

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	53,968

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.)
5s, 7/1/24 (Prerefunded 7/1/20)	Aa1	70,000	83,243
4 1/4s, 7/1/19	Aa1	70,000	79,034

AZ Wtr. Infrastructure Fin. Auth. Rev. Bonds (Wtr. Quality), Ser. A, 5s, 10/1/24	Aaa	100,000	125,427

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/4s, 5/15/21	A-	75,000	88,135

Pima Cnty., Swr. Rev. Bonds, Ser. A, 5s, 7/1/20	AA-	100,000	118,240

Scottsdale, Rev. Bonds, 5s, 7/1/20 (Prerefunded 7/1/16)	AAA	25,000	26,570

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds, 5s, 7/1/25	AAA	100,000	123,677

			846,149
California (15.0%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(O'Connor Woods), 5s, 1/1/23	A+	75,000	86,349
(Episcopal Sr. Cmntys.), 5s, 7/1/22	BBB+/F	50,000	57,380

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5s, 10/1/24	A3	25,000	30,204
5s, 10/1/21	A3	25,000	30,077

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Northern CA Retired Officers), 5s, 1/1/20	A+	100,000	116,484

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5s, 2/1/18	Baa1	50,000	53,741

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. M, 4s, 5/1/16	Aa2	50,000	52,167

CA State Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A
5s, 10/1/17	A2	40,000	44,360
4s, 10/1/20	A2	60,000	66,748

CA State Pub. Wks. Board Rev. Bonds
(Judicial Council Projects), Ser. A, 5s, 3/1/20	A1	100,000	116,562
(Regents U.), Ser. C, NATL, FGIC, 4s, 9/1/20 (Escrowed to maturity)	Aaa	30,000	34,434

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.9s, 4/1/28	Aa3	100,000	100,289

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 8/15/22	Aa3	100,000	117,440

Central Coast, Wtr. Auth. Rev. Bonds, Ser. A, AGM, 5s, 10/1/15	AA	100,000	102,727

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	26,886

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/21	A1	100,000	119,527

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5s, 9/1/28	AA	100,000	114,975

Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. A, 5s, 5/15/25	AA	100,000	121,673

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/20	Aa2	75,000	87,493

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/23	A+	25,000	30,596

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 5 1/2s, 8/1/23	BBB/P	75,000	90,952

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	AA-	100,000	115,632

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/18	AA-	20,000	21,132

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/22	A2	50,000	57,869

Sweetwater, G.O. Bonds, Ser. C, AGM, zero %, 8/1/20	AA	50,000	43,737

Turlock, Irrigation Dist. Rev. Bonds, 5s, 1/1/23	A+	40,000	46,662

			1,886,096
Colorado (2.3%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5s, 12/1/22	A3	75,000	86,275

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5 1/2s, 11/15/19	A1	70,000	82,687
5s, 11/15/20	A1	30,000	35,229

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	80,000	90,284

			294,475
Florida (4.5%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. P-2, 5s, 10/1/23	A1	40,000	47,775

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	A3	100,000	111,108

FL State Auth. Utility Rev. Bonds (Golden Gate Util.), AGM, 5s, 7/1/22	AA	75,000	88,633

FL State Board of Ed. G.O. Bonds, Ser. B, 5s, 6/1/21	AAA	25,000	29,700

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 5 1/4s, 10/1/19	A2	50,000	58,647

Jea, Rev. Bonds, Ser. B, 4s, 10/1/22	Aa3	25,000	27,579

Manatee Cnty., Rev. Bonds, NATL, 5s, 10/1/17 (Prerefunded 10/1/16)	Aa2	30,000	32,214

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/22	A3	50,000	59,646

Orange Cnty., Rev. Bonds, Ser. C, 5s, 1/1/24	Aa2	55,000	67,488

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4 3/4s, 5/1/22	Aa3	40,000	43,105

			565,895
Hawaii (0.7%)

Honolulu City & Cnty., G.O. Bonds
Ser. B, 5s, 11/1/22	Aa1	25,000	30,639
Ser. F, 5s, 9/1/17	Aa1	50,000	55,328

			85,967
Illinois (7.8%)

Chicago, G.O. Bonds, Ser. A, 4s, 1/1/24	A+	75,000	76,962

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5 1/4s, 1/1/27	A2	100,000	116,038
Ser. A, 5s, 1/1/22	A2	75,000	87,773

Chicago, Waste Wtr. Transmission Rev. Bonds, NATL, 5 1/2s, 1/1/17	AA-	75,000	81,230

Chicago, Wtr. Reclamation Dist. G.O. Bonds
5s, 12/1/35 (Prerefunded 12/1/16)	Aa1	70,000	75,545
Ser. A, 5s, 12/1/21	AAA	25,000	30,022
Ser. B, 5s, 12/1/21	AAA	75,000	90,065

IL State G.O. Bonds, 5s, 7/1/23	A3	50,000	56,569

IL State Toll Hwy. Auth. Rev. Bonds
Ser. A-2, AGM, 5s, 1/1/27 (Prerefunded 7/1/16)	AA	150,000	159,315
Ser. D, 5s, 1/1/24	Aa3	100,000	121,628

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5 1/4s, 6/1/21	A	20,000	23,628
5 1/4s, 6/1/20	A	50,000	58,264

			977,039
Maryland (1.1%)

Baltimore, Board of School Comm. Rev. Bonds, 5s, 5/1/16	Aa1	100,000	105,514

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	30,000	35,495

			141,009
Massachusetts (4.4%)

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/26	A1	100,000	118,432

MA State Dev. Fin. Agcy. Rev. Bonds (MA College Pharmacy Allied)
Ser. E, AGM, 5s, 7/1/17	AA	25,000	27,450
4s, 7/1/22	AA-	60,000	66,625

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,000

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.)
Ser. J-2, 4 1/4s, 7/1/17	AA	50,000	54,110
4s, 7/1/19	AA	15,000	16,765

MA State Port Auth. Rev. Bonds, Ser. B, 5s, 7/1/17	Aa3	75,000	82,644

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B, 5s, 10/15/17	AA+	65,000	72,280

MA State Tpk. Auth. Rev. Bonds, Ser. A, FHLMC Coll., FNMA Coll.,GNMA Coll., 5 1/8s, 1/1/23 (Escrowed to maturity)	Aaa	50,000	60,680

			548,986
Michigan (4.2%)

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A
4s, 7/1/19	Aa3	50,000	54,688
4s, 7/1/18	Aa3	50,000	54,056

MI State Rev. Bonds, AGM, 5 1/2s, 11/1/20	AA+	50,000	60,689

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	52,381

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95s, 11/15/47	AA+	75,000	76,569

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5s, 11/15/19	A3	65,000	73,761

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/22	AA	100,000	119,250

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5s, 12/1/17	A2	35,000	38,706

			530,100
Minnesota (3.4%)

Jordan, Indpt. School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 4s, 2/1/25	Aa2	90,000	100,247

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5s, 5/1/21	Baa1	75,000	80,553

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
5s, 1/1/20	A	20,000	23,307
Ser. C, 3s, 1/1/17	A	20,000	20,900

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5s, 10/1/23	A2	75,000	90,482

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 4s, 1/1/19	Aa3	100,000	110,791

			426,280
Mississippi (1.7%)

MS State G.O. Bonds, Ser. H, 4s, 12/1/21	Aa2	100,000	114,520

U. of Southern MS Rev. Bonds, Ser. A, AGM, 5s, 3/1/22	Aa2	100,000	104,517

			219,037
Missouri (0.9%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5s, 6/1/19	A+	100,000	113,446

			113,446
Nebraska (0.7%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/19	A1	75,000	85,713

			85,713
Nevada (2.0%)

Clark Cnty., Arpt. Rev. Bonds, Ser. 08-E, 4s, 7/1/17	Aa3	150,000	161,540

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/24	BB/P	25,000	27,412

NV State G.O. Bonds, 5s, 8/1/20	Aa2	55,000	65,247

			254,199
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.), Ser. A, 5 1/4s, 10/1/19	Baa1	25,000	28,629

			28,629
New Jersey (6.8%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 5s, 10/1/22	Aa2	100,000	120,910

NJ State G.O. Bonds, Ser. Q, 5s, 8/15/21	A1	65,000	76,151

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction), Ser. K, AMBAC, 5 1/2s, 12/15/19	A2	145,000	168,310

NJ State Edl. Fac. Auth. Rev. Bonds
(Montclair St. U.), Ser. J, NATL, 5 1/4s, 7/1/17	A1	50,000	55,152
(Ramapo College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	52,844

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	Baa3	10,000	10,106
5s, 9/15/23	A2	75,000	88,377
(Holy Name Med. Ctr.), 4 1/2s, 7/1/20	Baa2	25,000	27,887
(Hackensack U. Med. Ctr.), 4 1/2s, 1/1/17	A3	25,000	26,616
(St. Barnabas Hlth.), Ser. A, 4 3/8s, 7/1/20	A3	15,000	16,880
(Holy Name Med. Ctr.), 4 1/4s, 7/1/18	Baa2	60,000	65,372

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/21	A+	100,000	118,347

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5s, 6/15/20	A2	25,000	28,471

			855,423
New York (8.1%)

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5s, 5/1/18	BBB+	100,000	110,039

NY City, G.O. Bonds
Ser. C-1, 5s, 10/1/18	Aa2	25,000	27,711
Ser. H, 4s, 3/1/23	Aa2	95,000	107,991

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. C-1, 3 3/4s, 11/1/16	AA+	25,000	26,225

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. AA, 5s, 6/15/16	AA+	35,000	37,105
Ser. EE, 5s, 6/15/16 (Escrowed to maturity)	AA+	30,000	31,813

NY State Dorm. Auth. Rev. Bonds (Mount Sinai Hosp.), Ser. A, 4s, 7/1/20	A3	25,000	27,740

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Fordham U.), 5s, 7/1/17	A2	30,000	32,874

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5s, 3/15/24	AAA	100,000	123,093

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.8s, 5/1/20	Aa2	50,000	54,801

NY State Urban Dev. Corp. Rev. Bonds
(State Personal Income Tax), Ser. A-2, NATL, 5 1/2s, 3/15/21	AAA	125,000	152,596
Ser. B, 5s, 1/1/18	AA	25,000	27,830

Port Auth. NY & NJ Rev. Bonds, 5s, 7/15/24	Aa3	100,000	112,773

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5s, 6/1/17	AA	25,000	27,457

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 5s, 11/15/23	Aa3	50,000	60,810

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 4s, 1/1/23	BBB/F	50,000	54,409

			1,015,267
North Carolina (1.4%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6s, 1/1/22	AA	50,000	62,229

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. A, 5 1/4s, 1/1/19	A2	95,000	106,556

			168,785
Ohio (4.0%)

Columbus, Swr. Rev. Bonds, 5s, 6/1/24	Aa1	100,000	123,862

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4s, 1/1/21	BBB	50,000	52,927

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C, 5s, 8/15/18	A3	50,000	55,413

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/23	A-	50,000	58,186

OH State G.O. Bonds (Higher Ed.), Ser. A
5s, 8/1/22	Aa1	50,000	60,972
5s, 2/1/22	Aa1	25,000	30,259

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/27	A1	100,000	116,195

			497,814
Oregon (0.5%)

Yamhill Cnty., G.O. Bonds (McMinnville-School Dist. #40), AGM, 5s, 6/15/26 (Prerefunded 6/15/17)	Aa1	50,000	55,011

			55,011
Pennsylvania (4.9%)

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3s, 8/1/19	Baa3	100,000	101,948

Cumberland Cnty., Muni. Auth. Rev. Bonds (Dickinson College), 5s, 11/1/18	A+	25,000	27,681

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA), 5s, 7/1/30	Baa3	40,000	43,515

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	40,000	41,234

Gen. Auth. of South Central Rev. Bonds (York College of PA), 4s, 11/1/19	A	30,000	32,433

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A
5.1s, 7/1/20	BBB+	25,000	28,129
5s, 7/1/18	BBB+	25,000	27,707

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5s, 8/15/20	A3	25,000	28,341

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35s, 10/1/23	AA+	100,000	101,878

PA State G.O. Bonds, Ser. 2, 5s, 2/15/22	Aa3	30,000	34,332

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area), 5 1/4s, 3/1/20	A1	25,000	29,204
(Northampton Cnty. Area Cmnty. College), Ser. A, 5s, 6/15/28	AA	50,000	56,880

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5s, 8/1/22	AA	55,000	63,815

			617,097
Texas (8.8%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Life School of Dallas), Ser. A, PSFG, 5s, 8/15/26	AAA	100,000	120,826

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	75,000	83,736

Clear Creek, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 2/15/18	Aaa	100,000	112,209

Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/19	Aaa	75,000	87,201

Cypress-Fairbanks, Indpt. School Dist. G.O. Bonds, PSFG, 4 1/4s, 2/15/21	Aaa	100,000	106,612

Midland, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/18	Aaa	80,000	89,667

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	150,000	155,226

Tomball, Indep. School Dist. G.O. Bonds, PSFG, 5s, 2/15/25(FWC)	AAA	100,000	124,464

TX A&M U. Board of Regents Rev. Bonds, Ser. B, 4s, 5/15/24	Aaa	100,000	114,237

TX State G.O. Bonds, 5s, 4/1/16	Aaa	100,000	105,118

			1,099,296
Virginia (0.6%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	60,000	68,252

			68,252
Washington (2.6%)

Seattle, Light & Pwr. Rev. Bonds, Ser. A, 5s, 2/1/26	Aa2	100,000	117,552

WA State G.O. Bonds, Ser. C, 4s, 2/1/19	Aa1	150,000	166,352

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4s, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	44,406

			328,310
Wisconsin (0.7%)

WI State Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/29	AA+	75,000	87,915

			87,915
TOTAL INVESTMENTS

Total investments (cost $11,515,025)(b)			$11,796,190

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,538,976.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $11,515,025, resulting in gross unrealized appreciation and depreciation of $287,164 and $5,999, respectively, or net unrealized appreciation of $281,165.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.9
	Transportation	13.8
	Local debt	13.2
	State debt	12.9
	Healthcare	11.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$11,796,190	$—

Totals by level	$—	$11,796,190	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015